Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share
Schedule of calculations of basic earnings per share and diluted earnings per share

	Year ended December 31,
	2014	2015	2016
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited's ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	841,286	1,589,665	2,036,817

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	113,310,682	115,736,092	115,958,088

Basic earnings per Class A and Class B ordinary shares	7.42	13.74	17.57

	Year ended December 31,
	2014	2015	2016
	Class A and Class B RMB	Class A and Class B RMB	Class A and Class B RMB
Diluted earnings per share:
Numerator:
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	841,286	1,589,665	2,120,964

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	113,310,682	115,736,092	115,958,088
Dilutive employee share options and non-vested ordinary shares	6,916,902	4,431,971	3,572,930
Dilutive convertible senior notes	—	—	6,286,165

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	120,227,584	120,168,063	125,817,183

Diluted earnings per Class A and Class B ordinary shares	7.00	13.23	16.86